SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Accounting Policies [Abstract]
Restricted Cash, Current	$ 50,062	$ 31,171
Allowance for Doubtful Accounts, Premiums and Other Receivables	24,259	$ 64,031
Impairment of Long-Lived Assets to be Disposed of	0
[custom:CumulativeResearchAndDevelopmentGrantsReceived]	$ 155,765